Finance Costs - Schedule of Finance Costs (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Finance Costs [Abstract]
Bank charges		RM 4,565	$ 1,022	RM 2,615
Interest on lease liabilities		253,389	56,693	124,157
Interest on redeemable convertible preference shares		1,384,065	309,669	360,407
Interest on a related party loan	[1]	27,260	6,099	17,081
Interest on bank borrowing (note 14)		4,056	907	1,566
Total finance costs		RM 1,673,335	$ 374,390	RM 505,826

[1]	On May 1, 2023, Agroz Group entered into a borrowing agreement with HWG Cash Berhad (“HWG Cash”), a related party, who is also a minority shareholder of the Group (the “Borrowing Agreement”). Pursuant to the Borrowing Agreement, Agroz Group borrowed MYR 1,363,000 from HWG Cash, at an interest rate of two percent (2.0%) per annum and a maturity of 24 months, or on such other extended date mutually agreed between Agroz Group and the related party. In January 2024, HWG Cash ceased to be a shareholder of Agroz Group.